UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23236

Second Nature Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC

8000 Town Centre Drive,  Suite 400

Broadview Heights, OH  44147

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SECOND NATURE SERIES TRUST

Second Nature Thematic Growth Fund Class A (CEGSX)

Second Nature Thematic Growth Fund Class I (CEGYX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2018

(UNAUDITED)

Second Nature Series Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

1-888-727-3301

www.secondnatureinvestments.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.secondnatureinvestments.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

SECOND NATURE THEMATIC GROWTH FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
10.56%
Communication Services
5.22%
Technology
1.99%
Real Estate Investment
Trusts
9.17%
Consumer Cyclical
28.68%
Money Market Fund
3.53%
Financial Services
7.59%
Energy
5.02%
Consumer Defensive
28.24%

Sectors are categorized using Morningstar® classifications.

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 70.80%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.76%
15	Lululemon Athletica, Inc. (Canada) *	$ 1,824

Beverages - 6.29%
45	Coca Cola Co.	2,131
20	PepsiCo, Inc.	2,210
85	Keurig Dr. Pepper, Inc.	2,179
		6,520
Bottled & Canned Soft Drinks Carbonated Waters - 3.28%
40	Monster Beverage Corp. *	1,969
20	National Beverage Corp.	1,435
		3,404
Converted Paper & Paperboard Products (No Containers/Boxes) - 2.20%
20	Kimberly Clark Corp.	2,279

Electric & Other Services Combined - 4.26%
25	Duke Energy Corp.	2,158
50	Exelon Corp.	2,255
		4,413
Electric Services - 4.29%
60	FirstEnergy Corp.	2,253
50	Southern Co.	2,196
		4,449
Fire, Marine & Casualty Insurance - 2.13%
50	CNA Financial Corp.	2,207

Household Appliances - 1.62%
20	iRobot Corp. *	1,675

Operative Builders - 2.35%
1	NVR, Inc. *	2,437

Pteroleum Refining - 4.07%
20	Chevron Corp.	2,176
30	Exxon Mobil Corp.	2,046
		4,222
Retail-Auto & Home Supply Stores - 4.05%
5	Autozone, Inc. *	4,192

Retail-Drug Stores and Proprietary Stores - 1.57%
70	Petmed Express, Inc.	1,628

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

Retail-Eating Places - 6.13%
50	Cheesecake Factory, Inc.	$ 2,175
15	Cracker Barrel Old Country Store, Inc.	2,398
10	McDonald's Corp.	1,776
		6,349
Retail-Family Clothing Stores - 1.73%
40	TJX Co., Inc.	1,790

Retail-Lumber & Other Building Materials Dealers - 3.32%
20	Home Depot, Inc.	3,436

Retail-Variety Stores - 8.55%
10	Costco Wholesale Corp.	2,037
20	Five Below, Inc. *	2,046
30	Target Corp.	1,983
30	Walmart, Inc.	2,795
		8,861
Savings Institution, Federally Chartered - 4.03%
150	Capitol Federal Financial, Inc.	1,916
140	TFS Financial Corp.	2,258
		4,174
Ship & Boat Building & Repairing - 1.96%
120	Marine Products Corp.	2,029

Specialty Cleaning, Polishing and Sanitation Preparations - 2.97%
20	Clorox Co.	3,083

Telephone Communications (No Radio Telephone) - 4.24%
75	AT&T, Inc.	2,140
40	Verizon Communications, Inc.	2,249
		4,389

TOTAL COMMON STOCKS (Cost $78,410) - 70.80%		73,361

REAL ESTATE INVESTMENT TRUSTS - 7.44%
50	American Campus Communities, Inc.	2,069
10	AvalonBay Communities, Inc.	1,741
30	Equity Residential	1,980
20	Mid America Apartment Communities, Inc.	1,914
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,164) - 7.44%		7,704

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Shares		Value

MONEY MARKET FUND - 2.86%
2,968	Fidelity Investments Money Market Fund - Government Portfolio Class I 2.24% **	$ 2,968
TOTAL FOR MONEY MARKET FUND (Cost $2,968) - 2.86%		2,968

TOTAL INVESTMENTS (Cost $89,542) - 81.10%		84,033

OTHER ASSETS LESS LIABILITIES, NET - 18.90%		19,579

NET ASSETS - 100.00%		$ 103,612

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $89,542)	$ 84,033
Receivables:
Dividends and Interest	148
Due from Advisor	26,541
Prepaid Expenses	3,735
Total Assets	114,457
Liabilities:
Distribution Fees	2
Trustee Fees	974
Accrued Expenses	9,869
Total Liabilities	10,845

Net Assets	$ 103,612

Net Assets Consist of:
Paid In Capital	$ 109,121
Distributable Earnings	(5,509)
Net Assets	$ 103,612

Class I Shares
Net Assets	$ 102,701
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	11,348
Net asset value per share	$ 9.05

Class A Shares
Net Assets	$ 911
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	100.780
Net asset value per share	$ 9.04
Maximum offering price per share (a)	$ 9.59

(a) Maximum offering price includes a maximum front-end sales load of 5.75%.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD AUGUST 7, 2018 (Commencement of investment operations) THROUGH DECEMBER 31, 2018 (UNAUDITED)

Investment Income:
Dividends	$ 578
Interest	29
Total Investment Income	607

Expenses:
Advisory fees	429
Distribution (12b-1) fees - Class A	2
Transfer Agent fees	7,760
Audit fees	5,401
Custody	2,393
Trustee fees	974
Postage & printing	165
Legal fees	3,874
Offering fees	15,800
Other expenses	1,322
Total Expenses	38,120
Fees Waived and/or Expenses Reimbursed by the Adviser	(75,590)
Net Expenses	728

Net Investment Loss	(121)

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(4,836)
Net Change in Unrealized Depreciation on Investments	(5,509)
Realized and Unrealized Loss on Investments	(10,345)

Net Decrease in Net Assets Resulting from Operations	$ (10,466)

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD AUGUST 7, 2018 (Commencement of investment operations) THROUGH DECEMBER 31, 2018 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Period Ended*
12/31/2018
Decrease in Net Assets From Operations:
Net Investment Loss	$ (121)
Net Realized Loss on Investments	(4,836)
Unrealized Depreciation on Investments	(5,509)
Net Decrease in Net Assets Resulting from Operations	(10,466)

Distributions to Shareholders:
Distributions	(788)
Total Distributions	(788)

Capital Share Transactions	14,866

Total Increase in Net Assets	3,612

Net Assets:
Beginning of Period	100,000
End of Period	$ 103,612

* For the period August 7, 2018 (commencement of investment operations) through December 31, 2018.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Period Ended 12/31/2018
		(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.02)
Net Loss on Securities (Realized and Unrealized)	(0.87)
Total from Investment Operations	(0.89)

Distributions from Realized Capital Gains	(0.07)

Net Asset Value, at End of Period	$ 9.04

Total Return **	(8.89)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period	$ 911
Ratio of Expenses to Average Net Assets
Before Reimbursement	51.62%	(b)
After Reimbursement	1.75%	(b)
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(50.26)%	(b)
After Reimbursement	(0.41)%	(b)
Portfolio Turnover	64.07%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) For the period August 7, 2018 (commencement of investment operations) through December 31, 2018.

(b) Annualized.

(c) Not annualized.

SECOND NATURE THEMATIC GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Period Ended 12/31/2018
		(a)

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	-	(d)
Net Loss on Securities (Realized and Unrealized)	(0.88)
Total from Investment Operations	(0.88)

Distributions from Realized Capital Gains	(0.07)

Net Asset Value, at End of Period	$ 9.05

Total Return **	(8.80)%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 103
Ratio of Expenses to Average Net Assets
Before Reimbursement	87.88%	(b)
After Reimbursement	1.50%	(b)
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(86.48)%	(b)
After Reimbursement	(0.11)%	(b)
Portfolio Turnover	64.07%	(c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

(a) For the period August 7, 2018 (commencement of investment operations) through December 31, 2018.

(b) Annualized.

(c) Not annualized.

(d)  Amount is less than $0.005, per share.

The accompanying notes are an integral part of these financial statements.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018 (UNAUDITED)

1.  ORGANIZATION

The Second Nature Thematic Growth Fund (the “Fund”) is a diversified company of Second Nature Series Trust, a Delaware statutory trust organized on February 23, 2017 (the “Trust”). The Fund is a “diversified company” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board,” “Trustees,” or “Board of Trustees”).  The Fund may issue an unlimited number of shares of beneficial interest. The Board has authorized and issued two classes of shares, Class I and Class A shares.  Class A shares charge a sales load, and distribution 12b-1 fee, while Class I shares do not.

The Fund’s investment objective is to provide you with long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Fund uses the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended December 31, 2018, related to uncertain tax positions taken on returns filed for open tax year (2018), or expected to be taken in the Fund’s 2018 tax returns.  The Fund identifies its major tax jurisdictions as U.S. federal and certain state tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended December 31, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

SHARE VALUATION: The Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the adviser the responsibility for determining fair value prices, subject to review by the Board.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser (“Fair Value Pricing”), subject to review by the Board.  The adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the adviser determines that one source of market value is unreliable, the adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Prices denominated in foreign currencies are converted to US dollar equivalents at the current exchange rate. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

?

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

?

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

?

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

The following table presents information about the Fund’s investments measured at fair value as of December 31, 2018, by major security type:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 73,361	$ -	$ -	$ 73,361
Real Estate Investment Trusts	7,704	-	-	7,704
Money Market Fund	2,968	-	-	2,968
Total	$ 84,033	$ -	$ -	$ 84,033

During the period ended December 31, 2018, there were no transfers between Level 1, 2, or 3 in the Fund. The Fund did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

Investment Adviser:  Subject to the oversight of the Board, Second Nature Investments, LLC (the “Adviser”) is responsible for management of the Fund’s investment portfolio.  The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions.  Pursuant to an Advisory Agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.99% of the Fund’s average daily net assets.  For the period August 7, 2018 (commencement of investment operations) through December 31, 2018 the Adviser earned $429.  During the same period, the Adviser waived $75,590 in fees and expenses.  As of December 31, 2018, the amount due from the Adviser under the expense limitation agreement was $26,541.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund for at least one year after the Fund commences operations to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or litigation expenses or reorganization costs) will not exceed 1.75% and 1.50% of average daily net assets attributable to Class A and Class I shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of the recoupment, after the recoupment is taken into account. These agreements may be terminated only by the Board on 60 days’ written notice to the Adviser.  As of December 30, 2018, the Adviser had $75,590 available for recoupment under the Expense Limitation Agreement.

Sub-Adviser:  KBK Capital Management, LLC (the “Sub-Adviser”), serves as the Fund’s investment sub-adviser.  Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser is entitled to receive, on a monthly basis, an annual advisory fee paid by the Adviser, not the Fund.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Distribution Fees:  The Trust, on behalf of the Fund, has adopted a distribution plan for Class A shares pursuant to Rule 12b-1 (the “Plan”), pursuant to which the Fund pays the Distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund’s average daily net assets attributable to the Class A shares.  Class I shares do not have a Plan.  Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  For the period ended December 31, 2018, the Fund accrued $7,760 in distribution fees under the Plan.

5.  INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period ended December 31, 2018, were as follows:

Purchases	$ 151,287
Sales	$ 59,878

6.  CAPITAL SHARE TRANSACTIONS

At December 31, 2018, there were unlimited shares authorized at no par value for the Fund.  Paid in capital for the period ended December 31, 2018 amounted to $109,121.  The following table summarizes transactions in capital for the period:

Class A	August 7, 2018 (commencement of investment operations) through December 31, 2018 *
	Shares	Amount
Shares Sold	100	$1,000
Shares Reinvested	1	7
Shares Redeemed	(-)	(-)
Net Increase	101	$1,007

Class I	August 7, 2018 (commencement of investment operations) through December 31, 2018 *
	Shares	Amount
Shares Sold	11,260	$113,000
Shares Reinvested	88	781
Shares Redeemed	(-)	(-)
Net Increase	11,348	$113,781

* Includes initial seed capital.

7.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

SECOND NATURE THEMATIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

8.  TAX MATTERS

For federal income tax purposes, the cost of investments owned at December 31, 2018 is $89,542.  As of December 31, 2018, the gross unrealized appreciation on a tax basis totaled $1,201 and the gross unrealized depreciation totaled $6,710 for a net unrealized depreciation of $5,509.

As of December 31, 2018 the components of distributable earnings on a tax basis were as follows:

Net unrealized depreciation

$(5,509)

Total

$(5,509)

For the period August 7, 2018 (commencement of investment operations) through December 31, 2018 the Fund paid a short-term capital gain distribution of $0.06935 per share, for a total distribution of $788.

The tax character of the distribution period August 7, 2018 (commencement of investment operations) through December 31, 2018 is as follows:

Ordinary Income

$788

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2018, Norma Starrine held approximately 88% of the voting securities of the Fund and may be deemed to control the Fund.

10.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring disclosure in the financial statements for the Funds.

SECOND NATURE THEMATIC GROWTH FUND

EXPENSE ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Second Nature Thematic Growth Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, August 7, 2018 (commencement of investment operations) through December 31, 2018.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SECOND NATURE THEMATIC GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Second Nature Thematic Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 7, 2018	December 31, 2018	August 7, 2018 to December 31, 2018

Actual	$1,000.00	$911.05	$6.73
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.09	$7.09

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the one-half year period).

Second Nature Thematic Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 7, 2018	December 31, 2018	August 7, 2018 to December 31, 2018

Actual	$1,000.00	$960.62	$5.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.10	$6.08

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 147/365 (to reflect the one-half year period).

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION

DECEMBER 31, 2018 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-888-727-3301, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio for the 12-months ended June 30 will be available without charge, upon request, by calling the Fund’s toll-free telephone number 1-888-727-3301.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

Consideration and Approval of the Advisory Agreement between Second Nature Investments, LLC (the “Adviser”) and Second Nature Series Trust (the “Trust”) with respect to Second Nature Thematic Growth Fund (the “Fund”)

In connection with a meeting held on July 18, 2017, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an advisory agreement between the Trust and Adviser with respect to the Fund (the “Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process and discussed the factors the Board should consider in evaluating an investment advisory agreement, which included, but are not limited to: the investment performance of the Adviser; the nature, extent, and quality of the services to be provided by the Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from its relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Gartenberg Factors”).

The Board relied upon the advice of legal counsel and its own business judgement in evaluating and weighing each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services.  Ms. Strasser explained that the Adviser had provided the Board with materials related to its proposed Advisory Agreement with the

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Trust.  The Board reviewed and considered the Adviser and its personnel, noting that the Adviser was recently formed for the sole purpose of advising the Trust.  The Board reviewed the background and experience of the Adviser’s employees that would provide services to the Trust.  The Board also reviewed materials provided by the Adviser.  The Board considered that the Adviser had established overall investment policies and strategies, identified allocation targets for the investment portfolio of the Fund, and had oversight of the Sub-Adviser.  The Board also reviewed certain legal and regulatory matters and evaluated whether they had any impact on the Adviser’s operations.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services that it would provide to the Trust would be satisfactory.

Performance.  The Board considered that the Adviser was recently formed and did not have a record of prior performance to submit.  The Board considered that the Adviser would manage and provide oversight of the Fund’s Sub-Adviser, which would provide the majority of the day-to-day investment research and portfolio recommendations to the Fund, subject to the Adviser’s oversight.  The Board concluded that the Adviser had potential to generate positive returns for shareholders.

Fees and Expenses.  As to the costs of the Adviser’s services, and the profits the Adviser would realize, the Board discussed the management fees and total operating expense data and compared the Fund’s advisory and overall expenses to a peer group comprised of funds selected by the Adviser with similar investment objectives and strategies of a similar size.  The Board noted that the Adviser proposed 0.99% advisory fee was higher than the peer group average advisory fee of 0.84%.  The Board further noted that the Fund’s estimated expense ratio of 2.00%, was higher than the average net expense ratio of the peer group.  The Board discussed that because the Fund would be smaller than its peers, and was in its early stages, its expenses would be higher than most of its peers.  The Board further noted that the Adviser agreed to an expense limitation agreement of 1.75% and 1.50% for Class A and Class I shares, respectively.  After further discussion, the Board concluded that the advisory fee was not unreasonable.

Profitability.  The Board noted that the Adviser did not expect to derive any profits from its services to the Fund for the first 12 months of operation.  The Board concluded that excessive profitability from the Adviser’s relationship with the Fund was not an issue at this time.

Economies of Scale.  The Board noted that economies of scale had not yet been reached as the Fund had not yet launched.  The Board also acknowledged that the 0.99% management fee left opportunity for breakpoints in the future if assets grew.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

Consideration and Approval of the Sub-Advisory Agreement between Second Nature Investments, LLC (the “Adviser”) and KBK Capital Management, LLC (“the “Sub-Adviser”) with respect to Second Nature Thematic Growth Fund (the “Fund”)

In connection with a meeting held on November 20, 2017, the Board of Trustees (the “Board”) of the Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between the Adviser and Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”).

The Board was assisted by legal counsel throughout the review process and discussed the factors the Board should consider in evaluating an investment sub-advisory agreement, which included, but are not limited to: the investment performance of the Sub-Adviser; the nature, extent, and quality of the services to be provided by the Sub-Adviser to the Fund; the costs of the services to be provided and the profits to be realized by the Sub-Adviser and its affiliates from its relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders (the “Gartenberg Factors”).

The Board relied upon the advice of legal counsel and its own business judgement in evaluating and weighing each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Services.  The Board considered that the Sub-Adviser would provide investment research, portfolio management, and portfolio commentary for the Fund, and that its portfolio management team would decide which securities to buy and sell in a manner consistent with the Fund’s strategy.  The Board reviewed the Sub-Adviser’s proprietary stock-selection model, which was designed to determine the proper stock allocation at different points in the business cycle and identify stocks that were least likely to be at risk for deterioration during slowdowns.  The Board discussed the Sub-Adviser’s compliance program and noted it had no material compliance issues or litigation within the last 36 months.  The Board appreciated that the Sub-Adviser had hired a third-party consultant firm to assist with compliance monitoring and noted the Sub-Adviser’s thorough compliance manual.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Sub-Advisory Agreement and that the nature,

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

overall quality and extent of the management services that it would provide the Trust would be satisfactory.

Performance.  The Board acknowledged that because the Sub-Adviser was a newly-formed adviser, it did not have an established record of performance as of yet.  The Board reviewed the performance of Blue Shores Global Long/Short Equity Fund, a fund that employed a strategy that Mr. Bush developed and managed at his prior firm, and noted that it had performed well since its inception.  The Board concluded that the Sub-Adviser had potential to generate positive returns for shareholders.

Fees and Expenses.  The Board discussed the proposed management fee the Adviser would pay the Sub-Adviser for its services.  The Board noted the Sub-Adviser proposed to waive its fees on the first $100,000,000 of assets under management until the Adviser achieves a net positive advisory fee after waivers.  The Board observed that, once the Adviser achieves a net positive advisory fee after waivers on its first $100,000,000 of assets under management, the Sub-Adviser proposed to retain as its fee the lesser of either (i) 0.50% of assets under management or (ii) 50% of net advisory fee.  The Board observed the Sub-Adviser proposed a 0.40% sub-advisory fee when assets under management were between $100,000,000.01-$150,000,000, and a 0.30% sub-advisory fee when assets under management were $150,000,000.01 and higher.  The Board noted that because the Fund was in its early stages, its expenses would be higher than peer funds.  After further discussion, the Board concluded the sub-advisory fee was not unreasonable.

Profitability.  The Board noted that the Sub-Adviser did not expect to derive any profits from its services to the Fund during the first 12 months.  The Board concluded that the Sub-Adviser’s excessive profitability was not an issue at this time.

Economies of Scale.  The Board commented that economies of scale had not yet been reached as the Fund had yet to launch.  The Board agreed to revisit the issue of breakpoints with the Adviser and Sub-Adviser as asset levels grow.

Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Investment Adviser

Second Nature Investments, LLC

8387 E. Twisted Leaf Drive

Gold Canyon, AZ 85118

Investment Sub-Adviser

KBK Capital Management

55 SE 2nd Avenue

Delray Beach, FL 33444

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

U.S. Bank, N.A.

1555 N. Rivercenter Drive

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Second Nature Series Trust.  Such offering is made only by prospectus, which includes details as to offering price and material information.

Item 2. Code of Ethics.

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Second Nature Series Trust

By /s/John C. Oldham

     John C. Oldham

     President

SECOND NATURE THEMATIC GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Date: March 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Oldham

     John C. Oldham

     President

Date: March 11, 2019